Accounts Receivable, Net - Schedule of Analysis of Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Analysis of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ (2,658)	¥ (18,034)	¥ (16,874)
Reversal	(73)	(494)	(1,369)
Write-off	10	67	209
Balance at the end of the year	$ (2,721)	¥ (18,461)	¥ (18,034)